Other Income (Tables)	12 Months Ended
Mar. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Government subsidies	3	49	-
Other consultancy income	-	-	160
Exchange gain on foreign currency translation	-	11	16
Others	-	1	20
Total	3	61	196